Share capital - Summary of Outstanding Common Shares (Details) - Common shares - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of shares
Stated capital beginning of period	$ 20,860
Stated capital end of period	$ 21,493	$ 20,860
Issued capital
Number of shares
Number of shares beginning of period (in shares)	912,283,103	912,274,545
Shares issued for deferred plan (in shares)	715	8,558
Shares issued under dividend reinvestment plan (in shares)	20,241,999	0
Number of shares end of period (in shares)	932,525,817	912,283,103
Stated capital beginning of period	$ 20,860	$ 20,859
Shares issued under deferred share plan	0	1
Shares issued under dividend reinvestment plan	633	0
Stated capital end of period	$ 21,493	$ 20,860